Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Oct. 28, 2011
Davidson Multi-Cap Equity Fund (Prospectus Summary) | Davidson Multi-Cap Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	SUMMARY SECTION
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Davidson Multi-Cap Equity Fund (the "Fund") seeks long-term capital appreciation.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in the
Fund. More information about these and other discounts is available from your financial professional and in the "Class A Shares" section on page 12 of the
Fund's statutory Prospectus and the "Breakpoints/Volume Discounts and Sales
Charge Waivers" section on page 37 of the Fund's Statement of Additional
Information ("SAI").

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 19.34% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	19.34%
Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in the Fund.
Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 25,000
Expense Example, Heading	rr_ExpenseExampleHeading	Example.
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then either redeem or do not redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same (taking into account the
Expense Caps only in the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	If you redeem your shares at the end of the period:
Expense Example, No Redemption, By Year, Caption	rr_ExpenseExampleNoRedemptionByYearCaption	If you do not redeem your shares at the end of the period:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies of the Fund
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
Under normal market conditions, the Fund invests at least 80% of its net assets
(including any borrowings for investment purposes) in equity securities across a wide range of market capitalizations and investment styles with attractive fundamental characteristics. The Fund will invest its assets in both value and growth stocks, as well as dividend-paying and non-dividend-paying stocks. The
Fund will seek to achieve its investment objective primarily through stock selection, with less emphasis on sector weightings. As a result, the Fund expects to only occasionally make modest sector changes, preferring to differentiate performance by relative movement in individual stocks than in sectors or industries.

The Fund may seek to enhance returns through the use of other investment strategies such as options (for hedging purposes), foreign securities (which may include American Depositary Receipts ("ADRs"), dollar-denominated foreign securities, or direct investment in foreign securities, including emerging markets), and other investment companies (including exchange-traded funds
("ETFs")). The Fund may invest up to 20% of its net assets in foreign securities. The Fund may invest up to 20% of its net assets in options.

The Advisor may sell a position if the fundamentals have deteriorated, catalysts fail to develop, or a stock exceeds fair valuation. The Advisor may also sell a position if a better alternative becomes available.

At the discretion of the Advisor, the Fund may invest its assets in cash, cash equivalents, and high-quality, short-term debt securities and money market instruments for temporary defensive purposes in response to adverse market, economic or political conditions.

Risk, Heading	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk, Narrative	rr_RiskNarrativeTextBlock
Losing all or a portion of your investment is a risk of investing in the
Fund. The following principal risks could affect the value of your investment:

·  ETF and Mutual Fund Risk. ETFs are typically open-end investment companies that are bought and sold on a national securities exchange. Investment companies (mutual funds) and ETFs have management fees that are part of their costs, and the Fund will indirectly bear its proportionate share of these costs.

·  Foreign and Emerging Market Securities Risk. The Fund may invest in foreign securities which are subject to special risks. Foreign securities can be more volatile than domestic (U.S.) securities. Securities markets of other countries are generally smaller than U.S. securities markets. Many foreign securities may be less liquid and more volatile than U.S. securities, which could affect the Fund's investments. These risks are enhanced in emerging markets.

·  Management Risk. Management risk means that your investment in the Fund varies with the success and failure of the Advisor's investment strategies and the
   Advisor's research, analysis and determination of portfolio securities.

·  Market and Issuer Risk. The risks that could affect the value of the Fund's shares and the total return on your investment include the possibility that the securities held by the Fund will fluctuate as a result of the movement of the overall stock market or of the value of the individual securities held by the Fund. The value of securities held by the Fund may also experience sudden, unpredictable drops in value or long periods of decline in value due to reasons directly related to the issuer, including management performance, financial leverage, and reduced demand for the issuer's goods and services.

·  Options Risk. Options on securities may be subject to greater fluctuations in value than an investment in the underlying securities. Purchasing and writing put and call options are highly specialized activities and entail greater than ordinary investment risks.

·  Small and Medium Companies Risk. Investing in securities of small and medium capitalization companies may involve greater volatility than investing in larger and more established companies because small and medium capitalization companies can be subject to more abrupt or erratic share price changes than larger, more established companies.

This Fund may be appropriate for investors who:

·  Have a long-term investment horizon;

·  Want to add an investment with potential for capital appreciation to diversify their investment portfolio; and

·  Can accept the greater risks of investing in a portfolio with equity holdings.

Risk, Lose Money	rr_RiskLoseMoney	Losing all or a portion of your investment is a risk of investing in the Fund.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's Class A shares' performance from year to year and by showing how the Fund's average annual returns for 1 year and since inception compare with those of a broad measure of market performance.
Sales loads are not reflected in the bar chart; if these amounts were reflected, returns would be less than those shown. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund's website at
www.davidsonmutualfunds.com or by calling the Fund toll-free at 1-877-332-0529.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's Class A shares' performance from year to year and by showing how the Fund's average annual returns for 1 year and since inception compare with those of a broad measure of market performance.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1-877-332-0529
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.davidsonmutualfunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Annual Returns as of December 31	[1]
Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	Sales loads are not reflected in the bar chart; if these amounts were reflected, returns would be less than those shown.
Bar Chart, Closing	rr_BarChartClosingTextBlock
During the period of time shown in the bar chart, the highest return for a calendar quarter was 16.49% (quarter ended June 30, 2009) and the lowest return for a calendar quarter was -10.96% (quarter ended June 30, 2010).

Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRAs").
Performance Table, Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The return after taxes on distributions and sale of fund shares is higher than other return figures when a capital loss occurs upon the redemption of Fund shares.
Performance Table, Closing	rr_PerformanceTableClosingTextBlock
The after-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k)
plans or individual retirement accounts ("IRAs").

The return after taxes on distributions and sale of fund shares is higher than other return figures when a capital loss occurs upon the redemption of Fund shares.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for the periods ended December 31, 2010)
Davidson Multi-Cap Equity Fund (Prospectus Summary) | Davidson Multi-Cap Equity Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-10-28
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(11.25%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return for a calendar quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.49%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return for a calendar quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(10.96%)
Davidson Multi-Cap Equity Fund (Prospectus Summary) | Davidson Multi-Cap Equity Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-10-28
Davidson Multi-Cap Equity Fund | Russell 3000 ® Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Russell 3000® Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	16.93%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	1.47%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 11, 2008
Average Annual Returns, Since Inception Secondary	ck0001027596_AverageAnnualReturnSinceInceptionSecondary	27.02%
Average Annual Returns, Inception Date Secondary	ck0001027596_AverageAnnualReturnInceptionDateSecondary	Jul. 01, 2009
Davidson Multi-Cap Equity Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.00%
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption price, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a percentage of amount redeemed on shares held for seven calendar days or less)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.77%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.67%
Less: Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.52%)	[2]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.15%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	611
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	952
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,316
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,336
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	611
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	952
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,316
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,336
Annual Return 2009	rr_AnnualReturn2009	28.60%
Annual Return 2010	rr_AnnualReturn2010	18.46%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	12.51%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(0.03%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 11, 2008
Average Annual Returns, Since Inception Secondary	ck0001027596_AverageAnnualReturnSinceInceptionSecondary
Davidson Multi-Cap Equity Fund | Class A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	12.48%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(0.08%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 11, 2008
Average Annual Returns, Since Inception Secondary	ck0001027596_AverageAnnualReturnSinceInceptionSecondary
Davidson Multi-Cap Equity Fund | Class A | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	8.16%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(0.03%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 11, 2008
Average Annual Returns, Since Inception Secondary	ck0001027596_AverageAnnualReturnSinceInceptionSecondary
Davidson Multi-Cap Equity Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption price, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Redemption Fee (as a percentage of amount redeemed on shares held for seven calendar days or less)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.77%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.42%
Less: Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.52%)	[2]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.90%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	293
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	705
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,244
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,717
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	193
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	705
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,244
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,717
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	16.55%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception
Average Annual Returns, Since Inception Secondary	ck0001027596_AverageAnnualReturnSinceInceptionSecondary	24.53%
Average Annual Returns, Inception Date Secondary	ck0001027596_AverageAnnualReturnInceptionDateSecondary	Jul. 01, 2009

[1]	The Fund's year-to-date return as of September 30, 2011 was -11.25%.
[2]	Davidson Investment Advisors, Inc. (the "Advisor") has contractually agreed to waive all or a portion of its management fees and pay expenses of the Fund to ensure that Net Annual Fund Operating Expenses (excluding acquired fund fees and expenses, interest, taxes and extraordinary expenses) do not exceed 1.15% of average daily net assets of the Fund's Class A shares and 1.90% of average daily net assets of the Fund's Class C shares (the "Expense Caps"). The Expense Caps will remain in effect through at least October 28, 2012, and may be terminated only by the Trust's Board of Trustees (the "Board"). The Advisor may request recoupment of previously waived fees and paid expenses from the Fund for three years from the date they were waived or paid, subject to the Expense Caps.